BALANCE SHEET DETAILS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	May 31, 2019	Mar. 31, 2018
Property and equipment
Property and equipment, gross	$ 310,000	$ 310,000	$ 325,000
Less: accumulated depreciation	(217,000)	(217,000)	(177,000)
Property and equipment, net	93,000	93,000	148,000
Depreciation		61,000	62,000
Write-down of property and equipment		78,000
San Jose, California
Property and equipment
Write-down of property and equipment	78,000	78,000
Laboratory equipment
Property and equipment
Property and equipment, gross	214,000	214,000	196,000
Property and equipment, net				$ 54,000	$ 61,000
Computer and equipment
Property and equipment
Property and equipment, gross	$ 96,000	$ 96,000	$ 129,000